ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan and lease losses:
Balance at beginning of period	$ 47,777	$ 52,576	$ 57,235
Provision for loan and lease losses	8,714	19,117	19,210
Gross charge-offs	17,283	25,312	25,798
Recoveries	4,621	1,396	1,929
Balance at end of period	43,829	47,777	52,576
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	3,505,641	3,179,064	2,968,447
Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	47,777	52,576	57,235
Provision for loan and lease losses	8,714	19,117	19,210
Gross charge-offs	17,283	25,312	25,798
Recoveries	4,621	1,396	1,929
Total net charge-offs	12,662	23,916	23,869
Balance at end of period	43,829	47,777	52,576
Ending allowance on loans individually evaluated for impairment	5,302	9,528	12,539
Ending allowance on loans collectively evaluated for impairment	38,527	38,249	40,037
Impaired Financing Receivable, Related Allowance	43,829	47,777	52,576
Loans and Leases:
Ending balance of loans individually evaluated for impairment	32,677	57,360	60,277
Ending balance of loans collectively evaluated for impairment	3,472,964	3,121,704	2,908,170
Loans and Leases Receivable, Net of Deferred Income	3,505,641	3,179,064
Commercial
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	1,035,668	861,033	856,981
Commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	7,926	10,289	10,138
Provision for loan and lease losses	5,385	1,556	2,825
Gross charge-offs	3,415	4,312	3,436
Recoveries	672	393	762
Total net charge-offs	2,743	3,919	2,674
Balance at end of period	10,568	7,926	10,289
Ending allowance on loans individually evaluated for impairment	2,080	1,151	3,205
Ending allowance on loans collectively evaluated for impairment	8,488	6,775	7,084
Impaired Financing Receivable, Related Allowance	10,568	7,926	10,289
Loans and Leases:
Ending balance of loans individually evaluated for impairment	10,391	16,661	8,351
Ending balance of loans collectively evaluated for impairment	1,025,277	844,372	848,630
Loans and Leases Receivable, Net of Deferred Income	1,035,668	861,033
Real estate-construction
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	80,741	73,517	114,974
Real estate-construction | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	3,268	4,424	8,326
Provision for loan and lease losses	(3,115)	1,528	2,345
Gross charge-offs	1	2,684	6,279
Recoveries	672	0	32
Total net charge-offs	(671)	2,684	6,247
Balance at end of period	824	3,268	4,424
Ending allowance on loans individually evaluated for impairment	0	838	2,578
Ending allowance on loans collectively evaluated for impairment	824	2,430	1,846
Impaired Financing Receivable, Related Allowance	824	3,268	4,424
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	2,076	17,387
Ending balance of loans collectively evaluated for impairment	80,741	71,441	97,587
Loans and Leases Receivable, Net of Deferred Income	80,741	73,517
Real estate-commercial
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	1,496,987	1,417,008	1,233,067
Real estate-commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	24,151	18,228	14,917
Provision for loan and lease losses	2,659	16,670	13,384
Gross charge-offs	8,326	11,012	10,382
Recoveries	1,994	265	309
Total net charge-offs	6,332	10,747	10,073
Balance at end of period	20,478	24,151	18,228
Ending allowance on loans individually evaluated for impairment	2,872	7,155	6,441
Ending allowance on loans collectively evaluated for impairment	17,606	16,996	11,787
Impaired Financing Receivable, Related Allowance	20,478	24,151	18,228
Loans and Leases:
Ending balance of loans individually evaluated for impairment	18,023	35,422	30,708
Ending balance of loans collectively evaluated for impairment	1,478,964	1,381,586	1,202,359
Loans and Leases Receivable, Net of Deferred Income	1,496,987	1,417,008
Real estate-residential
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	352,931	318,210	287,980
Real estate-residential | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	3,599	4,994	8,907
Provision for loan and lease losses	593	346	(2,407)
Gross charge-offs	1,016	1,814	1,551
Recoveries	203	73	45
Total net charge-offs	813	1,741	1,506
Balance at end of period	3,379	3,599	4,994
Ending allowance on loans individually evaluated for impairment	348	290	313
Ending allowance on loans collectively evaluated for impairment	3,031	3,309	4,681
Impaired Financing Receivable, Related Allowance	3,379	3,599	4,994
Loans and Leases:
Ending balance of loans individually evaluated for impairment	3,493	2,604	3,730
Ending balance of loans collectively evaluated for impairment	349,438	315,606	284,250
Installment
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	47,133	56,810	67,543
Installment | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	522	1,659	1,981
Provision for loan and lease losses	(132)	(883)	(159)
Gross charge-offs	335	577	526
Recoveries	310	323	363
Total net charge-offs	25	254	163
Balance at end of period	365	522	1,659
Ending allowance on loans individually evaluated for impairment	0	0	0
Ending allowance on loans collectively evaluated for impairment	365	522	1,659
Impaired Financing Receivable, Related Allowance	365	522	1,659
Loans and Leases:
Ending balance of loans individually evaluated for impairment	122	0	0
Ending balance of loans collectively evaluated for impairment	47,011	56,810	67,543
Loans and Leases Receivable, Net of Deferred Income	47,133	56,810
Home equity
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	376,454	367,500	358,960
Home equity | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	5,173	10,751	10,939
Provision for loan and lease losses	1,937	(2,032)	1,878
Gross charge-offs	2,409	3,661	2,183
Recoveries	508	115	117
Total net charge-offs	1,901	3,546	2,066
Balance at end of period	5,209	5,173	10,751
Ending allowance on loans individually evaluated for impairment	2	2	2
Ending allowance on loans collectively evaluated for impairment	5,207	5,171	10,749
Impaired Financing Receivable, Related Allowance	5,209	5,173	10,751
Loans and Leases:
Ending balance of loans individually evaluated for impairment	648	101	101
Ending balance of loans collectively evaluated for impairment	375,806	367,399	358,859
Loans and Leases Receivable, Net of Deferred Income	376,454	367,500
Other
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	115,727	84,986	48,942
Other | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	3,138	2,231	2,027
Provision for loan and lease losses	1,387	1,932	1,344
Gross charge-offs	1,781	1,252	1,441
Recoveries	262	227	301
Total net charge-offs	1,519	1,025	1,140
Balance at end of period	3,006	3,138	2,231
Ending allowance on loans individually evaluated for impairment	0	92	0
Ending allowance on loans collectively evaluated for impairment	3,006	3,046	2,231
Impaired Financing Receivable, Related Allowance	3,006	3,138	2,231
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	496	0
Ending balance of loans collectively evaluated for impairment	115,727	84,490	48,942
Loans and Leases Receivable, Net of Deferred Income	$ 115,727	$ 84,986